Financial risk management and financial instruments - Other Long Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
At January 1	€ 64	€ 49	€ 16
Initial recognition of long term investment	3	2	9
Changes in fair value recorded in other comprehensive (loss)/income	(25)	158	29
Changes in fair value recognized in consolidated statement of operations	(1)	(4)	(4)
Sale of long term investment	0	(144)	0
Effect of changes in foreign exchange rates	2	3	(1)
At December 31	€ 43	€ 64	€ 49